Other commitments and contingencies, concentrations and factors that may affect future operations (Details) - Mar. 31, 2015 - JPY (¥) ¥ in Millions	Total
Other commitments and contingencies, concentrations and factors that may affect future operations:
Commitments for the purchase of property, plant and equipment and other assets	¥ 3,356
Guarantee Lease Contracts for Customers
Guarantee Obligations
Guarantee amount	237
Guarantee of Performance on Projects in Execution or Under Warranty
Guarantee Obligations
Maximum exposure under guarantee	¥ 7,697